WARRANTS (Details 1) - Warrant [Member] - $ / shares	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Number of outstanding shares	32,329,203
Weighted Average Remaining Contractual Life	4 years 11 months 8 days
Weighted Average Exercise Price	$ 0.0034
Minimum [Member]
Range of Exercise Price	0.0023
Maximum [Member]
Range of Exercise Price	$ 0.0071